Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders' capital
Summary of changes in shareholders' capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2024		2023
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	162,271	4,142,566	163,227	4,243,794
Vesting of equity based awards	1,181	12,707	3,657	23,575
Shares issued for equity based compensation	72	985	655	11,242
Share-settled dividends on vested equity based awards	87	1,382	64	1,179
Repurchase of shares	(9,267)	(238,742)	(5,332)	(137,224)
Balance at December 31	154,344	3,918,898	162,271	4,142,566